STATEMENT OF INVESTMENTS  MARCH 31, 2004 / UNAUDITED
--------------------------------------------------------------------------------


                                                         MARKET VALUE
                                  SHARES                   SEE NOTE 1
----------------------------------------------------------------------
 COMMON STOCKS--99.2%
----------------------------------------------------------------------
 CONSUMER DISCRETIONARY--16.9%
----------------------------------------------------------------------
 AUTOMOBILES--3.2%
 Bayerische Motoren
 Werke AG 1                      600,000               $   24,553,418
----------------------------------------------------------------------
 Hero Honda
 Motors Ltd.                   1,000,000                   11,295,486
----------------------------------------------------------------------
 Porsche AG, Preferred           100,000                   60,216,090
                                                       ---------------
                                                           96,064,994

----------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--1.0%
 Kuoni Reisen
 Holding AG 1                     40,010                   14,606,800
----------------------------------------------------------------------
 Sodexho Alliance SA             500,000                   15,219,924
                                                       ---------------
                                                           29,826,724

----------------------------------------------------------------------
 INTERNET & CATALOG RETAIL--1.0%
 Amazon.com, Inc. 1              700,000                   30,296,000
----------------------------------------------------------------------
 MEDIA--9.2%
 Pixar, Inc. 1                   400,000                   25,784,000
----------------------------------------------------------------------
 Sirius Satellite
 Radio, Inc. 1,2              66,116,475                  224,796,016
----------------------------------------------------------------------
 Toei Animation
 Co. Ltd. 1                      200,000                   10,938,625
----------------------------------------------------------------------
 Wiley (John) &
 Sons, Inc., Cl. A               500,000                   14,965,000
                                                       ---------------
                                                          276,483,641

----------------------------------------------------------------------
 SPECIALTY RETAIL--1.6%
 Hennes & Mauritz
 AB, B Shares 1                1,800,000                   48,453,184
----------------------------------------------------------------------
 TEXTILES, APPAREL & LUXURY GOODS--0.9%
 Luxottica
 Group SpA 1                   1,000,000                   15,729,917
----------------------------------------------------------------------
 Tod's SpA 1                     300,000                   10,691,428
                                                       ---------------
                                                           26,421,345

----------------------------------------------------------------------
 CONSUMER STAPLES--4.6%
----------------------------------------------------------------------
 BEVERAGES--0.6%
 Ito En Ltd.                     400,000                   17,917,047
----------------------------------------------------------------------
 FOOD & STAPLES RETAILING--0.5%
 Carrefour SA 1                  300,000                   14,798,411

                                                         MARKET VALUE
                                  SHARES                   SEE NOTE 1
----------------------------------------------------------------------
 FOOD PRODUCTS--0.5%
 Nestle SA 1                      20,000               $    5,099,262
----------------------------------------------------------------------
 Thorntons plc 2               4,397,480                   11,094,360
                                                       ---------------
                                                           16,193,622

----------------------------------------------------------------------
 HOUSEHOLD PRODUCTS--1.0%
 Hindustan
 Lever Ltd. 1                  1,100,000                    3,907,761
----------------------------------------------------------------------
 Kao Corp.                     1,200,000                   27,452,300
                                                       ---------------
                                                           31,360,061

----------------------------------------------------------------------
 PERSONAL PRODUCTS--2.0%
 Gillette Co.                    500,000                   19,550,000
----------------------------------------------------------------------
 Shiseido Co. Ltd.             3,000,000                   39,102,225
                                                       ---------------
                                                           58,652,225

----------------------------------------------------------------------
 ENERGY--2.9%
----------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--1.6%
 Diamond Offshore
 Drilling, Inc.                  600,000                   14,514,000
----------------------------------------------------------------------
 GlobalSantaFe
 Corp.                           600,000                   16,662,000
----------------------------------------------------------------------
 Transocean, Inc. 1              600,000                   16,734,000
                                                       ---------------
                                                           47,910,000

----------------------------------------------------------------------
 OIL & GAS--1.3%
 Burlington
 Resources, Inc.                 500,000                   31,815,000
----------------------------------------------------------------------
 Petroleo Brasileiro
 SA, ADR                         200,000                    6,700,000
                                                       ---------------
                                                           38,515,000

----------------------------------------------------------------------
 FINANCIALS--14.4%
----------------------------------------------------------------------
 CAPITAL MARKETS--0.6%
 Northern
 Trust Corp.                     400,000                   18,636,000
----------------------------------------------------------------------
 COMMERCIAL BANKS--4.8%
 Anglo Irish
 Bank Corp.                    1,000,000                   15,975,697
----------------------------------------------------------------------
 Banco Bradesco
 SA, Sponsored ADR               200,000                    9,630,000
----------------------------------------------------------------------
 Banco Comercial
 Portugues SA 1               12,000,000                   29,641,063

11 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS  MARCH 31, 2004 / UNAUDITED
----------------------------------------------------------------------

                                                         MARKET VALUE
                                  SHARES                   SEE NOTE 1
----------------------------------------------------------------------
 COMMERCIAL BANKS Continued
 Commerce
 Bancorp, Inc.                   200,000               $   13,176,000
----------------------------------------------------------------------
 Itausa-Investimentos
 Itau SA, Preference           5,004,000                    5,750,738
----------------------------------------------------------------------
 Nordbanken
 Holding AB 1                  4,000,000                   27,316,245
----------------------------------------------------------------------
 Societe
 Generale, Cl. A 1               100,000                    8,540,854
----------------------------------------------------------------------
 Sumitomo Trust &
 Banking Co.
 Ltd. (The) 1                  5,000,000                   33,306,099
                                                       ---------------
                                                          143,336,696

----------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--3.1%
 3i Group plc                  1,034,798                   11,962,345
----------------------------------------------------------------------
 DePfa Bank plc 1                200,000                   31,312,367
----------------------------------------------------------------------
 Instinet Group, Inc. 1        2,000,000                   14,100,000
----------------------------------------------------------------------
 MLP AG 1                      2,000,000                   36,498,324
                                                       ---------------
                                                           93,873,036

----------------------------------------------------------------------
 INSURANCE--5.2%
 Aegon NV 1                    1,000,000                   12,780,558
----------------------------------------------------------------------
 Allianz AG 1                    200,000                   21,827,718
----------------------------------------------------------------------
 Assicurazioni
 Generali SpA 1                1,000,000                   25,511,960
----------------------------------------------------------------------
 Aviva plc                     3,000,000                   29,111,546
----------------------------------------------------------------------
 Axa SA 1                      1,100,000                   22,953,390
----------------------------------------------------------------------
 Muenchener
 Rueckversicherungs-
 Gesellschaft AG 1               200,000                   22,169,352
----------------------------------------------------------------------
 Prudential
 Financial, Inc.                 500,000                   22,390,000
                                                       ---------------
                                                          156,744,524

----------------------------------------------------------------------
 REAL ESTATE--0.7%
 Mitsubishi
 Estate Co. Ltd.               1,000,000                   13,562,743
----------------------------------------------------------------------
 Solidere, GDR 1,3             1,409,375                    8,385,781
                                                       ---------------
                                                           21,948,524

                                                         MARKET VALUE
                                  SHARES                   SEE NOTE 1
----------------------------------------------------------------------
 HEALTH CARE--21.7%
----------------------------------------------------------------------
 BIOTECHNOLOGY--6.5%
 Affymetrix, Inc. 1            1,800,000                $  60,750,000
----------------------------------------------------------------------
 Alexion
 Pharmaceuticals,
 Inc. 1,2                      2,800,000                   66,528,000
----------------------------------------------------------------------
 Myriad Genetics, Inc. 1       1,300,000                   21,086,000
----------------------------------------------------------------------
 Neurogen Corp. 1,2            2,000,000                   16,920,000
----------------------------------------------------------------------
 Neurogen Corp. 1,2,3            200,000                    1,692,000
----------------------------------------------------------------------
 Q-Med AB 1                      999,975                   28,707,860
                                                       ---------------
                                                          195,683,860

----------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--7.5%
 Elekta AB, B Shares 1           600,000                   11,297,787
----------------------------------------------------------------------
 GN Store Nord AS 1            6,000,000                   43,775,018
----------------------------------------------------------------------
 Nektar Therapeutics 1,2       8,000,000                  172,640,000
                                                       ---------------
                                                          227,712,805

----------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--0.6%
 Nicox SA 1,2                  3,688,020                   17,675,607
----------------------------------------------------------------------
 PHARMACEUTICALS--7.1%
 Fujisawa
 Pharmaceutical
 Co. Ltd.                      1,500,000                   36,045,562
----------------------------------------------------------------------
 H. Lundbeck AS 1              3,000,000                   57,689,927
----------------------------------------------------------------------
 Merck & Co., Inc.               600,000                   26,514,000
----------------------------------------------------------------------
 Sanofi-Synthelabo
 SA 1                            400,000                   26,126,410
----------------------------------------------------------------------
 Santen
 Pharmaceutical
 Co. Ltd.                      1,000,000                   16,725,141
----------------------------------------------------------------------
 Tong Ren Tang
 Technologies
 Co. Ltd. 1                    2,000,000                    4,749,008
----------------------------------------------------------------------
 UCB SA 1                      1,200,000                   46,113,236
                                                       ---------------
                                                          213,963,284

----------------------------------------------------------------------
 INDUSTRIALS--3.0%
----------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--1.1%
 Secom Co. Ltd. 1                800,000                   34,911,328
----------------------------------------------------------------------
 ELECTRICAL EQUIPMENT--0.9%
 Schneider Electric SA 1         400,000                   26,052,676

12 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

                                                         MARKET VALUE
                                  SHARES                   SEE NOTE 1
----------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--1.0%
 Siemens AG                      400,000               $   29,542,751
----------------------------------------------------------------------
 INFORMATION TECHNOLOGY--32.9%
----------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--8.1%
 Cisco Systems, Inc. 1         1,000,000                   23,520,000
----------------------------------------------------------------------
 JDS Uniphase Corp. 1         10,000,000                   40,700,000
----------------------------------------------------------------------
 Nokia Oyj,
 Sponsored ADR 1               1,000,000                   20,280,000
----------------------------------------------------------------------
 QUALCOMM, Inc.                  800,800                   53,189,136
----------------------------------------------------------------------
 Telefonaktiebolaget
 LM Ericsson AB,
 B Shares 1                   23,000,000                   63,742,326
----------------------------------------------------------------------
 Toyo Communication
 Equipment Co. Ltd. 1,2        4,000,000                   20,416,206
----------------------------------------------------------------------
 Uniden Corp.                  1,162,000                   21,657,308
                                                       ---------------
                                                          243,504,976

----------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--0.6%
 Logitech
 International SA 1              400,000                   18,139,480
----------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--6.0%
 Coherent, Inc. 1                500,000                   13,145,000
----------------------------------------------------------------------
 Electrocomponents
 plc                           8,000,000                   50,210,066
----------------------------------------------------------------------
 Epcos AG 1                    1,000,000                   22,550,311
----------------------------------------------------------------------
 Keyence Corp.                   110,000                   26,814,053
----------------------------------------------------------------------
 Murata
 Manufacturing
 Co. Ltd.                        900,000                   57,182,679
----------------------------------------------------------------------
 Tandberg ASA 1                1,000,000                    9,576,382
                                                       ---------------
                                                          179,478,491

----------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--0.6%
 EarthLink, Inc. 1             2,000,000                   17,720,000
----------------------------------------------------------------------
 IT SERVICES--0.1%
 Infosys
 Technologies Ltd.                40,000                    4,549,194
----------------------------------------------------------------------
 OFFICE ELECTRONICS--0.5%
 Canon, Inc.                     300,000                   15,542,846

                                                         MARKET VALUE
                                  SHARES                   SEE NOTE 1
----------------------------------------------------------------------
 SEMICONDUCTORS &
 SEMICONDUCTOR EQUIPMENT--15.2%
 Advanced Micro
 Devices, Inc. 1               7,000,000               $  113,610,000
----------------------------------------------------------------------
 Altera Corp. 1                  700,000                   14,315,000
----------------------------------------------------------------------
 ARM Holdings plc 1           13,000,000                   28,431,542
----------------------------------------------------------------------
 Brillian Corp. 1,2            1,034,875                    8,930,971
----------------------------------------------------------------------
 Cree, Inc. 1                  3,650,000                   81,395,000
----------------------------------------------------------------------
 National
 Semiconductor
 Corp. 1                       3,000,000                  133,290,000
----------------------------------------------------------------------
 Three-Five
 Systems, Inc. 1,2             4,139,500                   27,113,725
----------------------------------------------------------------------
 Transmeta Corp. 1             4,599,800                   18,215,208
----------------------------------------------------------------------
 TriQuint
 Semiconductor, Inc. 1         3,000,000                   21,900,000
----------------------------------------------------------------------
 Xilinx, Inc. 1                  300,000                   11,400,000
                                                       ---------------
                                                          458,601,446

----------------------------------------------------------------------
 SOFTWARE--1.8%
 Autonomy
 Corp. plc 1                   5,003,610                   24,346,107
----------------------------------------------------------------------
 Nintendo Co. Ltd.               300,000                   30,307,108
                                                       ---------------
                                                           54,653,215

----------------------------------------------------------------------
 MATERIALS--1.8%
----------------------------------------------------------------------
 CHEMICALS--1.8%
 Novozymes AS,
 B Shares                      1,300,000                   52,680,229
----------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--1.0%
----------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--1.0%
 e.Biscom 1                      500,000                   29,985,155
                                                       ---------------
 Total Common Stocks
 (Cost $2,502,938,758)                                  2,987,828,377


                                   UNITS
----------------------------------------------------------------------
 RIGHTS, WARRANTS AND CERTIFICATES--0.0%
----------------------------------------------------------------------
 CD Radio, Inc. Wts.,
 Exp. 5/15/09 1,3
 (Cost $880,147)                  18,000                          180

13 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF INVESTMENTS  UNAUDITED / CONTINUED
----------------------------------------------------------------------

                               PRINCIPAL                 MARKET VALUE
                                  AMOUNT                   SEE NOTE 1
----------------------------------------------------------------------
 CONVERTIBLE CORPORATE BONDS AND NOTES--0.0%
----------------------------------------------------------------------
 AXA SA, Cv. Unsec.
 Bonds, 12/21/04 4 [EUR]
 (Cost $741,285)                 637,500                  $ 1,043,336

----------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--1.2%
----------------------------------------------------------------------
 Undivided interest of 8.53% in joint repurchase
 agreement (Principal Amount/Market Value
 $422,774,000, with a maturity value of
 $422,786,096) with PaineWebber, Inc.,
 1.03%, dated 3/31/04, to be repurchased
 at $36,073,032 on 4/1/04, collateralized
 by Federal National Mortgage Assn.,
 4.50%, 3/1/34, with a value of
 $431,770,045
 (Cost $36,072,000)           36,072,000                   36,072,000


                                                         MARKET VALUE
                                                           SEE NOTE 1
----------------------------------------------------------------------
 TOTAL INVESTMENTS,
 AT VALUE
 (COST $2,540,632,190)             100.4%              $3,024,943,893
----------------------------------------------------------------------
 LIABILITIES
 IN EXCESS OF
 OTHER ASSETS                       (0.4)                 (12,917,413)
                               ---------------------------------------
 NET ASSETS                        100.0%              $3,012,026,480
                               =======================================

FOOTNOTES TO STATEMENT OF INVESTMENTS
PRINCIPAL AMOUNT IS REPORTED IN U.S. DOLLARS, EXCEPT FOR THOSE DENOTED IN THE FOLLOWING CURRENCY:

EUR    Euro

1. Non-income producing security.

2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended March 31, 2004. The aggregate fair value of securities of affiliated companies held by the Fund as of March 31, 2004 amounts to $567,806,885. Transactions during the period in which the issuer was an affiliate are as follows:

                                          SHARES                                 SHARES
                                   SEPTEMBER 30,        GROSS       GROSS     MARCH 31,
                                            2003    ADDITIONS  REDUCTIONS          2004
----------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Alexion Pharmaceuticals, Inc.          2,800,000           --          --     2,800,000
Brillian Corp.                         1,034,875           --          --     1,034,875
Nektar Therapeutics                    8,000,000           --          --     8,000,000
Neurogen Corp.                         2,000,000           --          --     2,000,000
Neurogen Corp.                           200,000           --          --       200,000
Nicox SA                               3,000,000      688,020          --     3,688,020
Sirius Satellite Radio, Inc.          76,116,475               10,000,000    66,116,475
Thorntons plc                          5,397,480           --   1,000,000     4,397,480
Three-Five Systems, Inc.               4,139,500           --          --     4,139,500
Toyo Communication Equipment Co. Ltd.  4,000,000           --          --     4,000,000

14 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

                                                 UNREALIZED
                                               APPRECIATION   DIVIDEND     REALIZED
                                             (DEPRECIATION)     INCOME   GAIN (LOSS)
------------------------------------------------------------------------------------
STOCKS AND/OR WARRANTS
Alexion Pharmaceuticals, Inc.                  $ (5,968,425)  $     --  $        --
Brillian Corp.                                  (32,319,933)        --           --
Nektar Therapeutics                             (20,350,632)        --           --
Neurogen Corp.                                   (9,815,884)        --           --
Neurogen Corp.                                   (3,308,000)        --           --
Nicox SA                                         (5,311,262)        --           --
Sirius Satellite Radio, Inc.                    171,583,636         --   20,556,175
Thorntons plc                                    (2,022,701)   524,614   (1,222,799)
Three-Five Systems, Inc.                       (112,997,888)        --           --
Toyo Communication Equipment Co. Ltd.           (39,481,091)        --           --
                                               -------------------------------------
                                               $(59,992,180)  $524,614  $19,333,376
                                               =====================================

3. Identifies issues considered to be illiquid or restricted. See Note 6 of Notes to Financial Statements.

4. Represents a zero coupon bond.

DISTRIBUTION OF INVESTMENTS REPRESENTING GEOGRAPHIC HOLDINGS, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

GEOGRAPHIC HOLDINGS                              MARKET VALUE          PERCENT
-------------------------------------------------------------------------------
 United States                                 $1,444,064,236             47.7%
 Japan                                            401,881,270             13.3
 Germany                                          217,357,964              7.2
 Sweden                                           179,517,402              5.9
 Great Britain                                    155,155,966              5.1
 Denmark                                          154,145,174              5.1
 France                                           132,410,608              4.4
 Italy                                             81,918,460              2.7
 Ireland                                           47,288,064              1.6
 Belgium                                           46,113,236              1.5
 Switzerland                                       37,845,542              1.2
 Portugal                                          29,641,063              1.0
 Brazil                                            22,080,738              0.7
 Finland                                           20,280,000              0.7
 India                                             19,752,441              0.7
 The Netherlands                                   12,780,558              0.4
 Norway                                             9,576,382              0.3
 Lebanon                                            8,385,781              0.3
 Hong Kong                                          4,749,008              0.2
                                               --------------------------------
 Total                                         $3,024,943,893            100.0%
                                               ================================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

15 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF ASSETS AND LIABILITIES  UNAUDITED
--------------------------------------------------------------------------------

 March 31, 2004
-----------------------------------------------------------------------------------
 ASSETS
-----------------------------------------------------------------------------------
 Investments, at value--see accompanying statement of investments:
 Unaffiliated companies (cost $1,912,833,125)                       $2,457,137,008
 Affiliated companies (cost $627,799,065)                              567,806,885
                                                                    ---------------
                                                                     3,024,943,893
----------------------------------------------------------------------------------
 Cash                                                                    1,150,189
-----------------------------------------------------------------------------------
 Unrealized appreciation on foreign currency contracts                     283,669
-----------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                       12,117,901
 Shares of beneficial interest sold                                      6,018,861
 Interest and dividends                                                  5,334,463
 Other                                                                      46,258
                                                                    ---------------
 Total assets                                                        3,049,895,234

-----------------------------------------------------------------------------------
 LIABILITIES
-----------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                                  28,199,758
 Shares of beneficial interest redeemed                                  5,666,505
 Distribution and service plan fees                                      1,750,140
 Shareholder communications                                                613,663
 Transfer and shareholder servicing agent fees                             580,657
 Foreign capital gains tax                                                 546,128
 Trustees' compensation                                                    490,948
 Other                                                                      20,955
                                                                    ---------------
 Total liabilities                                                      37,868,754

-----------------------------------------------------------------------------------
 NET ASSETS                                                         $3,012,026,480
                                                                    ===============

-----------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
-----------------------------------------------------------------------------------
 Par value of shares of beneficial interest                         $      107,529
-----------------------------------------------------------------------------------
 Additional paid-in capital                                          3,018,063,359
-----------------------------------------------------------------------------------
 Accumulated net investment loss                                       (22,905,926)
-----------------------------------------------------------------------------------
 Accumulated net realized loss on investments and foreign
 currency transactions                                                (467,050,048)
-----------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of
 assets and liabilities denominated in foreign currencies              483,811,566
                                                                    ---------------
 NET ASSETS                                                         $3,012,026,480
                                                                    ===============

16 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $1,700,580,599 and 59,939,791 shares of beneficial interest outstanding)  $28.37
 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                               $30.10
---------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $832,101,371 and 30,229,325 shares of beneficial interest
 outstanding)                                                              $27.53
---------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $426,615,817 and 15,487,452 shares of beneficial interest
 outstanding)                                                              $27.55
---------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $36,567,983 and 1,304,194 shares of beneficial interest
 outstanding)                                                              $28.04
---------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net assets of $16,160,710 and 568,362 shares of beneficial interest
 outstanding)                                                              $28.43
---------------------------------------------------------------------------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

17 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENT OF OPERATIONS  UNAUDITED
--------------------------------------------------------------------------------

 For the Six Months Ended March 31, 2004
--------------------------------------------------------------------------------------
 INVESTMENT INCOME
--------------------------------------------------------------------------------------
 Dividends:
 Unaffiliated companies (net of foreign withholding taxes of $1,013,049)  $  8,577,679
 Affiliated companies (net of foreign withholding taxes of $58,290)            524,614
---------------------------------------------------------------------------------------
 Interest                                                                      333,388
                                                                          -------------
 Total investment income                                                     9,435,681

---------------------------------------------------------------------------------------
 EXPENSES
---------------------------------------------------------------------------------------
 Management fees                                                             9,453,143
---------------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                                     1,782,634
 Class B                                                                     3,807,355
 Class C                                                                     1,942,452
 Class N                                                                        73,955
---------------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                                     1,605,663
 Class B                                                                     1,149,085
 Class C                                                                       457,835
 Class N                                                                        47,000
 Class Y                                                                         7,326
---------------------------------------------------------------------------------------
 Shareholder communications:
 Class B                                                                        21,368
 Class C                                                                           595
---------------------------------------------------------------------------------------
 Custodian fees and expenses                                                    99,946
---------------------------------------------------------------------------------------
 Trustees' compensation                                                         60,899
---------------------------------------------------------------------------------------
 Other                                                                         106,660
                                                                          -------------
 Total expenses                                                             20,615,916
 Less reduction to custodian expenses                                           (1,800)
 Less voluntary waiver of transfer and shareholder servicing agent fees:
 Class A                                                                       (23,559)
 Class C                                                                       (15,778)
                                                                          -------------
 Net expenses                                                               20,574,779

---------------------------------------------------------------------------------------
 NET INVESTMENT LOSS                                                       (11,139,098)

18 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

-------------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN (LOSS)
-------------------------------------------------------------------------------------
 Net realized gain (loss) on:
 Investments:
 Unaffiliated companies (net of foreign capital gains tax of $73,606)     $(29,968,807)
 Affiliated companies                                                       19,333,376
 Foreign currency transactions                                              39,054,336
                                                                         --------------
 Net realized gain                                                          28,418,905
---------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation) on:
 Investments (net of foreign capital gains tax of $546,128)                590,002,159
 Translation of assets and liabilities denominated in foreign currencies    30,282,463
                                                                        ---------------
 Net change in unrealized appreciation (depreciation)                      620,284,622

--------------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                     $637,564,429
                                                                        ===============

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

19 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           SIX MONTHS             YEAR
                                                                ENDED            ENDED
                                                       MARCH 31, 2004    SEPTEMBER 30,
                                                          (UNAUDITED)             2003
-------------------------------------------------------------------------------------
 OPERATIONS
-------------------------------------------------------------------------------------
 Net investment loss                                   $  (11,139,098)  $  (14,899,814)
-------------------------------------------------------------------------------------
 Net realized gain (loss)                                  28,418,905     (330,249,048)
-------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)     620,284,622    1,066,084,763
                                                       -------------------------------
 Net increase in net assets resulting from operations     637,564,429      720,935,901
-------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
-------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                           --      (11,724,633)
 Class B                                                           --       (1,829,181)
 Class C                                                           --       (1,066,122)
 Class N                                                           --         (163,722)
 Class Y                                                           --          (90,153)
-------------------------------------------------------------------------------------
 Tax return of capital distributions:
 Class A                                                           --       (1,191,522)
 Class B                                                           --         (697,308)
 Class C                                                           --         (341,246)
 Class N                                                           --          (19,258)
 Class Y                                                           --           (7,100)

-------------------------------------------------------------------------------------
 BENEFICIAL INTEREST TRANSACTIONS
-------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from
 beneficial interest transactions:
 Class A                                                  164,845,280      (52,577,512)
 Class B                                                  (10,985,199)     (80,332,764)
 Class C                                                    1,066,742      (27,020,179)
 Class N                                                    6,633,879        6,106,633
 Class Y                                                    4,908,956        2,118,152

-------------------------------------------------------------------------------------
 NET ASSETS
-------------------------------------------------------------------------------------
 Total increase                                           804,034,087      552,099,986
-------------------------------------------------------------------------------------
 Beginning of period                                    2,207,992,393    1,655,892,407
                                                       -------------------------------
 End of period (including accumulated net investment
 loss of $22,905,926 and $11,766,828, respectively)    $3,012,026,480   $2,207,992,393
                                                       ===============================

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

20 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                           SIX MONTHS                                                                      YEAR
                                                ENDED                                                                     ENDED
                                       MARCH 31, 2004                                                                 SEPT. 30,
 CLASS A                                  (UNAUDITED)            2003            2002            2001          2000        1999
----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period          $22.05          $15.06          $17.96          $30.02        $23.37      $16.03
----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                    (.07)           (.07)           (.03)            .08           .11         .41
 Net realized and unrealized gain (loss)         6.39            7.29           (2.83)         (11.28)         8.19        9.64
                                           ---------------------------------------------------------------------------------------
 Total from investment operations                6.32            7.22           (2.86)         (11.20)         8.30       10.05
----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to
 shareholders:
 Dividends from net investment income              --            (.21)           (.02)           (.05)         (.33)       (.15)
 Tax return of capital distributions               --            (.02)             --              --            --          --
 Distributions from net realized gain              --              --            (.02)           (.81)        (1.32)      (2.56)
                                           ---------------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                   --            (.23)           (.04)           (.86)        (1.65)      (2.71)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                $28.37          $22.05          $15.06          $17.96        $30.02      $23.37
                                           =======================================================================================

----------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1             28.66%          48.34%         (16.01)%        (38.30)%       36.54%      70.06%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)  $1,700,581      $1,185,092      $  865,444      $1,061,527    $1,566,609    $482,481
----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)         $1,455,288      $  963,783      $1,209,791      $1,444,832    $1,159,085    $309,772
----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                   (0.47)%         (0.48)%         (0.17)%          0.38%         0.72%       2.51%
 Total expenses                                  1.19% 3,4       1.36% 3,4       1.40% 3,4       1.22% 3       1.20% 3     1.33% 3
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                           28%             61%             39%             53%           48%         98%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

21 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS  CONTINUED
--------------------------------------------------------------------------------



                                               SIX MONTHS                                                     YEAR
                                                    ENDED                                                    ENDED
                                           MARCH 31, 2004                                                SEPT. 30,
 CLASS B                                      (UNAUDITED)       2003       2002         2001         2000       1999
----------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period              $21.48     $14.66     $17.60       $29.59       $23.15     $15.95
----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                        (.18)      (.26)      (.20)        (.08)        (.02)       .29
 Net realized and unrealized gain (loss)             6.23       7.15      (2.72)      (11.10)        8.02       9.55
                                                 ---------------------------------------------------------------------
 Total from investment operations                    6.05       6.89      (2.92)      (11.18)        8.00       9.84
----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  --       (.05)        --           --         (.24)      (.08)
 Tax return of capital distributions                   --       (.02)        --           --           --         --
 Distributions from net realized gain                  --         --       (.02)        (.81)       (1.32)     (2.56)
                                                ----------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       --       (.07)      (.02)        (.81)       (1.56)     (2.64)
----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $27.53     $21.48     $14.66       $17.60       $29.59     $23.15
                                                 =====================================================================

----------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                 28.17%     47.15%    (16.63)%     (38.74)%      35.48%     68.80%
----------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)        $832,101   $659,224   $522,255     $674,707   $1,013,614   $235,032
----------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $761,728   $564,030   $747,894     $922,355   $  711,304   $134,974
----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                       (1.34)%    (1.28)%    (0.92)%      (0.37)%      (0.05)%     1.76%
 Total expenses                                      2.04%      2.23%      2.16%        1.97%        1.97%      2.08%
 Expenses after expense reimbursement or
 fee waiver and reduction to
 custodian expenses                                   N/A 3     2.14%       N/A 3,4      N/A 3        N/A 3      N/A 3
----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                               28%        61%        39%          53%          48%       98%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

22 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

                                                SIX MONTHS                                                                 YEAR
                                                     ENDED                                                                ENDED
                                            MARCH 31, 2004                                                            SEPT. 30,
 CLASS C                                       (UNAUDITED)           2003         2002           2001         2000         1999
----------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period               $21.49         $14.67       $17.61         $29.61       $23.15       $15.95
----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                         (.16)          (.24)        (.19)          (.09)        (.07)         .29
 Net realized and unrealized gain (loss)              6.22           7.14        (2.73)        (11.10)        8.07         9.55
                                                  --------------------------------------------------------------------------------
 Total from investment operations                     6.06           6.90        (2.92)        (11.19)        8.00         9.84
----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   --           (.06)          --             --         (.22)        (.08)
 Tax return of capital distributions                    --           (.02)          --             --           --           --
 Distributions from net realized gain                   --             --         (.02)          (.81)       (1.32)       (2.56)
                                                  --------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        --           (.08)        (.02)          (.81)       (1.54)       (2.64)
----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $27.55         $21.49       $14.67         $17.61       $29.61       $23.15
                                                  ================================================================================

----------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                  28.20%         47.20%      (16.62)%       (38.75)%      35.49%       68.79%
----------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)         $426,616       $332,257     $253,560       $318,082     $494,774     $157,362
----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $388,630       $276,023     $356,480       $446,283     $377,158     $104,560
----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                        (1.26)%        (1.26)%      (0.90)%        (0.36)%      (0.05)%       1.76%
 Total expenses                                       1.97% 3,4      2.15% 3      2.13% 3,4      1.97% 3      1.98% 3      2.08% 3
----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                28%            61%          39%            53%          48%          98%

1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

23 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

FINANCIAL HIGHLIGHTS  CONTINUED
--------------------------------------------------------------------------------

                                               SIX MONTHS                              YEAR
                                                    ENDED                             ENDED
                                           MARCH 31, 2004                         SEPT. 30,
 CLASS N                                      (UNAUDITED)       2003       2002      2001 1
---------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
---------------------------------------------------------------------------------------------
 Net asset value, beginning of period              $21.83     $14.96     $17.94      $25.19
---------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                 (.05)      (.04)      (.06)       (.06)
 Net realized and unrealized gain (loss)             6.26       7.15      (2.81)      (7.19)
                                                   ------------------------------------------
 Total from investment operations                    6.21       7.11      (2.87)      (7.25)
---------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  --       (.22)      (.09)         --
 Tax return of capital distributions                   --       (.02)        --          --
 Distributions from net realized gain                  --         --       (.02)         --
                                                   ------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       --       (.24)      (.11)         --
---------------------------------------------------------------------------------------------
 Net asset value, end of period                    $28.04     $21.83     $14.96      $17.94
                                                  ===========================================

---------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                 28.45%     47.94%    (16.19)%    (28.78)%
---------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)         $36,568    $22,900    $10,490      $1,704
---------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $29,639    $15,577    $ 8,179      $  407
---------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                (0.79)%    (0.68)%    (1.33)%     (2.44)%
 Total expenses                                      1.55%      1.70%      1.61%       1.58%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses           N/A 4     1.64%       N/A 4,5     N/A 4
---------------------------------------------------------------------------------------------
 Portfolio turnover rate                               28%        61%        39%         53%

1. For the period from March 1, 2001 (inception of offering) to September 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

24 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

                                                 SIX MONTHS                          YEAR
                                                      ENDED                         ENDED
                                             MARCH 31, 2004                     SEPT. 30,
 CLASS Y                                        (UNAUDITED)      2003     2002     2001 1
-------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------
 Net asset value, beginning of period                $22.06    $15.09    $17.99    $28.40
-------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                           .02       .06       .09      (.05)
 Net realized and unrealized gain (loss)               6.35      7.25     (2.85)   (10.36)
                                                    ---------------------------------------
 Total from investment operations                      6.37      7.31     (2.76)   (10.41)
-------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                    --      (.32)     (.12)       --
 Tax return of capital distributions                     --      (.02)       --        --
 Distributions from net realized gain                    --        --      (.02)       --
                                                    ---------------------------------------
 Total dividends and/or distributions
 to shareholders                                         --      (.34)     (.14)       --
-------------------------------------------------------------------------------------------
 Net asset value, end of period                      $28.43    $22.06    $15.09    $17.99
                                                    =======================================

-------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 2                   28.88%    49.07%   (15.58)%  (36.66)%
-------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)           $16,161    $8,519    $4,144    $4,215
-------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $11,978    $5,743    $5,231    $1,240
-------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                         (0.03)%    0.04%     0.34%    (1.52)%
 Total expenses                                        0.85%     0.90%     0.88%     1.08%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses             N/A 4     N/A 4     N/A 4    1.06%
-------------------------------------------------------------------------------------------
 Portfolio turnover rate                                 28%       61%       39%       53%

1. For the period from February 1, 2001 (inception of offering) to September 30, 2001.
2. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

25 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Global Opportunities Fund (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek capital appreciation consistent with preservation of principal, while providing current income. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.
    The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

26 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.
--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral, for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.
    As of March 31, 2004, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $298,504,132 expiring by 2011. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of

27 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued the current fiscal year. During the six months ended March 31, 2004 and the year ended September 30, 2003, the Fund used $28,418,905 and $0, respectively, of carry-forward to offset capital gains realized.

 As of September 30, 2003, the Fund had available for federal income tax purposes post-October losses of $176,870,781 and unused capital loss carryforwards as follows:

                              EXPIRING
                              ----------------------
                              2010      $ 83,673,627
                              2011        66,378,629
                                        ------------
                              Total     $150,052,256
                                        ============

 Certain foreign countries impose a tax on capital gains, which is accrued by the Fund based on unrealized appreciation, if any, on affected securities. The tax is paid when the gain is realized.
--------------------------------------------------------------------------------
 TRUSTEES' COMPENSATION. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended March 31, 2004, the Fund's projected benefit obligations were increased by $19,769 and payments of $29,668 were made to retired trustees, resulting in an accumulated liability of $433,436 as of March 31, 2004.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees, that enables trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Trustee. Deferral of trustees' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share.
 Amounts will be deferred until distributed in accordance to the Plan.
--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.
--------------------------------------------------------------------------------
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

28 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST
 The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                       SIX MONTHS ENDED MARCH 31, 2004    YEAR ENDED SEPTEMBER 30, 2003
                                SHARES          AMOUNT           SHARES          AMOUNT
---------------------------------------------------------------------------------------
 CLASS A
 Sold                       13,089,650   $ 344,323,452       11,916,203   $ 216,100,084
 Dividends and/or
 distributions reinvested           --              --          678,297      11,870,200
 Redeemed                   (6,902,408)   (179,478,172)     (16,310,647)   (280,547,796)
                            -----------------------------------------------------------
 Net increase (decrease)     6,187,242   $ 164,845,280       (3,716,147)  $ (52,577,512)
                            ===========================================================

---------------------------------------------------------------------------------------
 CLASS B
 Sold                        2,657,806   $  67,583,631        3,326,912   $  57,161,347
 Dividends and/or
 distributions reinvested           --              --          131,897       2,262,045
 Redeemed                   (3,116,782)    (78,568,830)      (8,402,647)   (139,756,156)
                            -----------------------------------------------------------
 Net decrease                 (458,976)  $ (10,985,199)      (4,943,838)  $ (80,332,764)
                            ===========================================================

---------------------------------------------------------------------------------------
 CLASS C
 Sold                        1,741,295   $  44,104,903        2,524,449   $  44,906,958
 Dividends and/or
 distributions reinvested           --              --           69,591       1,194,190
 Redeemed                   (1,716,378)    (43,038,161)      (4,413,256)    (73,121,327)
                            -----------------------------------------------------------
 Net increase (decrease)        24,917   $   1,066,742       (1,819,216)  $ (27,020,179)
                            ===========================================================

---------------------------------------------------------------------------------------
 CLASS N
 Sold                          486,905   $  12,539,296          619,077   $  11,010,107
 Dividends and/or
 distributions reinvested           --              --           10,164         176,447
 Redeemed                     (231,871)     (5,905,417)        (281,294)     (5,079,921)
                            -----------------------------------------------------------
 Net increase                  255,034   $   6,633,879          347,947   $   6,106,633
                            ===========================================================

29 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 2. SHARES OF BENEFICIAL INTEREST Continued

                     SIX MONTHS ENDED MARCH 31, 2004   YEAR ENDED SEPTEMBER 30, 2003
                                SHARES        AMOUNT            SHARES        AMOUNT
--------------------------------------------------------------------------------------
 CLASS Y
 Sold                          250,349   $ 6,680,328            248,140  $ 4,594,560
 Dividends and/or
 distributions reinvested           --            --              5,575       97,241
 Redeemed                      (68,255)   (1,771,372)          (142,045)  (2,573,649)
                            ----------------------------------------------------------
 Net increase                  182,094   $ 4,908,956            111,670  $ 2,118,152
                            ==========================================================

--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended March 31, 2004, were $1,012,714,636 and $712,273,597, respectively.

--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.80% of the first $250 million of average annual net assets of the Fund, 0.77% of the next $250 million, 0.75% of the next $500 million, 0.69% of the next $1 billion, 0.67% of the next $1.5 billion and 0.65% of average annual net asset in excess of $3.5 billion.
--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the six months ended March 31, 2004, the Fund paid $3,241,449 to OFS for services to the Fund.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.
--------------------------------------------------------------------------------
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they

30 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND
 provide for their customers who hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of up to 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Trustees and its independent trustees must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at March 31, 2004 for Class B, Class C and Class N shares were $20,152,624, $6,023,428 and $282,583, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.
--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                  CLASS A        CLASS B        CLASS C        CLASS N
                   CLASS A     CONTINGENT     CONTINGENT     CONTINGENT     CONTINGENT
                 FRONT-END       DEFERRED       DEFERRED       DEFERRED       DEFERRED
             SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES  SALES CHARGES
 SIX MONTHS    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY    RETAINED BY
 ENDED         DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR    DISTRIBUTOR
--------------------------------------------------------------------------------------
 March 31, 2004   $411,875         $3,509       $729,701        $24,135        $30,193

--------------------------------------------------------------------------------
 5. FOREIGN CURRENCY CONTRACTS
 A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
    The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and

31 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND

NOTES TO FINANCIAL STATEMENTS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 5. FOREIGN CURRENCY CONTRACTS Continued
 depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
    The Fund may realize a gain or loss upon the closing or settlement of the foreign transaction. Contracts closed or settled with the same broker are recorded as net realized gains or losses. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.

 As of March 31, 2004, the Fund had outstanding foreign currency contracts as follows:

                               EXPIRATION         CONTRACT    VALUATION AS OF     UNREALIZED
 CONTRACT DESCRIPTION               DATES   AMOUNTS (000S)     MARCH 31, 2004   APPRECIATION
----------------------------------------- --------------------------------------------------
 CONTRACTS TO PURCHASE
 Hong Kong Dollar [HKD]            4/1/04         1,506HKD       $   193,276       $    123
 Japanese Yen [JPY]         4/1/04-4/2/04-    1,161,805JPY        11,167,448        158,206
 Swedish Krona [SEK]               4/1/04       102,632SEK        13,609,312        125,340
                                                                                   ---------
 Total unrealized appreciation                                                     $283,669
                                                                                   =========

--------------------------------------------------------------------------------
 6. ILLIQUID OR RESTRICTED SECURITIES
 As of March 31, 2004, investments in securities included issues that are illiquid or restricted. Restricted securities are purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid or restricted securities subject to this limitation as of March 31, 2004 was $10,077,961, which represents 0.33% of the Fund's net assets, of which $1,692,000 is considered restricted. Information concerning restricted securities is as follows:

                                                    VALUATION AS OF    UNREALIZED
 SECURITY             ACQUISITION DATE       COST    MARCH 31, 2004  DEPRECIATION
---------------------------------------------------------------------------------
 STOCKS AND/OR WARRANTS
 Neurogen Corp.                6/26/00 $5,000,000       $1,692,000     $3,308,000

--------------------------------------------------------------------------------
 7. BORROWING AND LENDING ARRANGEMENTS
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those

32 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND of bank loan facilities. The SEC's order requires the Fund's Board of Trustees to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at March 31, 2004.

--------------------------------------------------------------------------------
PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.

33 | OPPENHEIMER GLOBAL OPPORTUNITIES FUND